Maxim Series Fund, Inc.
                             8515 East Orchard Road
                           Greenwood Village, CO 80111



March 5, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Maxim Series Fund, Inc.
         Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 002-75503 and 811-03364

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for the Maxim JPMorgan Growth & Income Portfolio of the Maxim Series Fund, Inc. (the "Fund") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 74 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement.

(2) the text of post-effective amendment no. 74 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on March 1, 2002.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3831.

MAXIM SERIES FUND, INC.
(Registrant)

By:      /s/David T. Buhler
         Assistant Secretary
         Maxim Series Fund, Inc.